Transactions with Related Parties and Joint Operators (Tables)	12 Months Ended
Dec. 31, 2023
Transactions With Related Parties And Joint Operators [Abstract]
Schedule of Transactions with Related Parties	The main transactions among Company and its related parties are summarized as follows:
In thousands of soles	2021	2022	2023
Revenue from sales of goods and services:
- Joint operations	22,374	48,042	57,148
	22,374	48,042	57,148
Purchase of goods and services:
- Associates	4,478	1,842	-
	4,478	1,842	-

Schedule of Key Management Compensation	As of December 31, the balances were the following:
	2022		2023
In thousands of soles	Receivable	Payable	Receivable	Payable
Current portion:
Joint operations
Consorcio Constructor Chavimochic	-	9,421	-	9,313
Consorcio GyM Conciviles	-	1,426	-	5,709
Consorcio Peruano de Conservacion	752	2,629	799	2,762
Consorcio Vial Quinua	-	1,945	-	1,945
Consorcio Intipunku	4,030	3,104	5,647	114
Consorcio Manperan	603	4,064	451	1,721
Consorcio TNT Vial y Vives – DSD Chile Ltda	8,664	3,153	-	558
Consorcio Rio Urubamba	9,606	-	1,911	-
Consorcio Italo Peruano	1,524	-	1,648	-
Consorcio Ermitano	547	-	526	-
Consorcio Rio Mantaro	-	12,247	-	-
Others	2,019	2,145	4,461	523
	27,745	40,134	15,443	22,645
Other related parties
Ferrovias S.A.	-	13,354	-	21,727
	-	13,354	-	21,727
Current portion	27,745	53,488	15,443	44,372
Non-current portion
Gasoducto Sur Peruano S.A. (note 14.a.i)	542,392	-	527,722	-
Ferrovias S.A.	-	15,054	-	15,761
Ferrovias Participaciones S.A.	-	12,239	-	12,803
Others	-	-	563	-
Non-current	542,392	27,293	528,285	28,564